LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF LEASE COST RECOGNIZED IN CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2023	2024	2025
Operating leases cost excluding short-term rental expense	$545,166	$712,280	$772,687
Short-term lease cost	966,084	498,296	345,877
Total	$1,511,250	$1,210,576	$1,118,564

SCHEDULE OF MATURITY OF LEASE LIABILITIES UNDER OPERATING LEASE

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2025:

For the year ending December 31,	Operating Leases
2026	$699,132
2027	684,829
2028	695,161
2029	569,950
2030 and thereafter	1,848,334
Total lease payments	4,497,406
Less: imputed interest	547,981
Total	3,949,425
Less: current portion	571,939
Non-current portion	$3,377,486